Notes to the Balance Sheet - Summary of In process R&D Programs (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
R&D Programs [Line Items]
Beta factor	100.00%	90.00%
WACC before Tax	9.80%	8.50%
Tafasitamab [Member]
R&D Programs [Line Items]
Milestone payments were Capitalized	€ 10.4
Beta factor	100.00%
WACC before Tax	11.40%
Pelabresib [Member]
R&D Programs [Line Items]
Capitalized R&D Program	€ 794.3
CPI-0209 [Member]
R&D Programs [Line Items]
Capitalized R&D Program	€ 2.2
R&D Program
R&D Programs [Line Items]
Beta factor	150.00%
WACC before Tax	13.70%
In-process R&D Programs and Internally Generated Intangible Assets [Member]
R&D Programs [Line Items]
Fair Value	€ 796.5